Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value (in USD per share)	$ 0	$ 0	$ 0
Options outstanding, intrinsic value	$ 42.7
Options exercisable, intrinsic value	42.7
Options exercised, intrinsic value	1.1	$ 16.0	$ 6.2
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1.3	1.2	0.8
Unrecognized compensation expense for non-option awards	$ 0.6
Weighted average remaining vesting period	4 months 24 days
Share-based compensation vested in period, fair value	$ 1.6	1.3	1.6
Time-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	8.1	8.2	9.0
Unrecognized compensation expense for non-option awards	$ 14.2
Weighted average remaining vesting period	2 years
Share-based compensation vested in period, fair value	$ 16.2	18.0	18.5
Modification of awards			5.9
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	24.9	20.2	8.3
Unrecognized compensation expense for non-option awards	$ 35.2
Weighted average remaining vesting period	1 year 6 months
Share-based compensation vested in period, fair value	$ 15.0	11.9	0.3
Modification of awards			1.3
WillScot Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 0.2	$ 0.7
Weighted average remaining contractual term	4 years 2 months 12 days
Converted Mobile Mini Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term	3 years 1 month 6 days